Finance income and expense- Disclosure of detailed information about finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income [Abstract]
Downward fair value adjustment on redeemable preference shares	$ (5,617)	$ (873)
Interest on lease liability	(25)	(32)
Other	(5)	(20)
Total finance expense	$ (5,647)	$ (925)